4. Stockholders Deficiency	9 Months Ended
Mar. 31, 2014
Stockholders Deficiency
4. Stockholders Deficiency

NOTE 4 – Stockholders’ Deficiency

On January 9, 2014, Acology amended its Certificate of Incorporation to raise its authorized common stock to 6 billion shares with a par value of .00001 per share.

In connection with the merger referred to in Note 1, the members of the D&C received 3,846,000,000 shares of Acology in exchange for their membership interest in D&C.

In connection with the merger, the former president and sole director of the Acology exchanged 35,000,000 shares of common stock of Acology owned by him and indebtedness owed to him for a convertible promissory note in the amount of $400,000 and the proceeds from the private placement referred to below.

In connection with the Merger, the Company completed a private placement. 700,000,000 shares of common stock were issued for proceeds of $40,000.

During the period January 29, 2013 to December 31, 2013 the members of the Company contributed $141,986 consisting of direct contribution to the Company of $19,825 and direct payments by the members for purchases of inventory and general and administrative expenses of $122,161. These amounts have been recorded as capital contributions in the consolidated financial statements.

The Company’s shareholders received distributions from the company aggregating $30,518 and $18,200 for the three months ended March 31, 2014 and for the period January 29 (inception) to March 31, 2013, respectively which have been recorded as compensation and are included in general and administrative expenses on the accompanying statement of operations.